BANK AND OTHER BORROWINGS (Details Narrative) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Short-Term Debt [Line Items]
Inventory real estate	¥ 113,723	¥ 53,600	¥ 138,376	¥ 78,506
Restricted cash	22,070		20,850	14,850
Short Term And Long Term Loans [Member]
Short-Term Debt [Line Items]
Interest expenses	¥ 103,322	¥ 195,377	¥ 352,904	¥ 248,334